Accrued Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accrued Liabilities [Line Items]
Accrued liabilities	$ 243,000	$ 205,513	$ 122,435
VERSO PAPER HOLDINGS LLC
Schedule of Accrued Liabilities [Line Items]
Accrued interest		77,787	58,977
Payroll and employee benefit costs		43,364	40,054
Accrued transaction costs		25,298	0
Restructuring costs		24,181	0
Accrued sales rebates		11,854	11,573
Derivatives		6,268	4,959
Accrued taxes - other than income		1,455	1,431
Freight and other		15,306	5,441
Accrued liabilities	$ 243,000	$ 205,513	$ 122,435